Expense Example, No Redemption - Longleaf Partners Global Fund - Longleaf Partners Global Fund	May 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	365
Expense Example, No Redemption, 5 Years	633
Expense Example, No Redemption, 10 Years	$ 1,398